Accounts And Notes Receivable, Net	12 Months Ended
Dec. 31, 2013
Accounts And Notes Receivable, Net [Abstract]
Accounts And Notes Receivable, Net

5.Accounts and notes receivable, net

Accounts and notes receivable, net consist of the following at year end:

	2013	2012

Receivables from franchisees.................................................................	$52,475	$38,079
Debit and credit card receivables...........................................................	39,098	45,223
Meal voucher receivables.......................................................................	14,375	16,800
Notes receivable...................................................................................	9,846	8,939
Allowance for doubtful accounts.............................................................	(5,098)	(4,022)
	$110,696	$105,019